Securities (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Securities

$ millions, as at October 31	2024	2023
Securities measured and designated at FVOCI	$76,693	$61,331
Securities measured at amortized cost (1)	71,610	67,294
Securities mandatorily measured and designated at FVTPL	106,042	82,723
	$254,345	$211,348

(1)
During the year, less than $1 million of amortized cost debt securities were disposed of, generally shortly before their maturity, resulting in a realized gain of nil (2023: a realized gain of less than $1 million).

Summary of Residual Term to Contractual Maturity of Financial Instruments

	Residual term to contractual maturity
$ millions, as at October 31	Within 1 year		1 to 5 years		5 to 10 years		Over 10 years		No specific maturity			2024 Total		2023 Total
	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)
Debt securities measured at FVOCI
Securities issued or guaranteed by:
Canadian federal government	$1,767	4.5%	$9,112	3.7%	$806	3.3%	$–	–%	$–	–%	$11,685	3.8%	$10,897	4.7%
Other Canadian governments	59	3.5	1,604	3.9	14,257	3.1	494	3.6	–	–	16,414	3.2	13,485	4.2
U.S. Treasury and agencies	15,174	4.4	10,767	3.3	3,211	4.0	–	–	–	–	29,152	3.9	22,164	3.7
Other foreign governments	3,329	4.0	2,103	4.9	101	5.5	27	5.3	–	–	5,560	4.4	5,639	4.7
Mortgage-backed securities (2)	3	2.4	2,853	4.1	204	2.8	410	5.1	–	–	3,470	4.1	978	4.5
Asset-backed securities	264	5.1	–	–	–	–	393	6.4	–	–	657	5.9	938	6.8
Corporate debt	1,123	4.3	7,668	4.8	275	4.1	17	4.3	–	–	9,083	4.7	6,658	5.1
	$21,719		$34,107		$18,854		$1,341		$–		$76,021		$60,759
Securities measured at amortized cost
Securities issued or guaranteed by:
Canadian federal government	$961	1.6%	$1,441	2.8%	$502	3.6%	$–	–%	$–	–%	$2,904	2.5%	$3,241	2.7%
Other Canadian governments	3,069	1.8	8,885	2.9	9,309	3.5	371	3.8	–	–	21,634	3.0	20,129	4.3
U.S. Treasury and agencies	8,957	1.9	21,843	2.5	2,927	3.9	–	–	–	–	33,727	2.5	32,272	2.3
Other foreign governments	216	1.4	815	3.4	340	1.1	156	2.6	–	–	1,527	2.5	1,530	2.5
Mortgage-backed securities (3)	643	1.8	3,445	3.8	802	2.1	407	3.2	–	–	5,297	3.3	5,286	3.5
Asset-backed securities	–	–	844	5.0	52	6.2	1,340	6.6	–	–	2,236	6.0	1,018	5.4
Corporate debt	984	4.8	3,265	2.8	36	3.4	–	–	–	–	4,285	3.3	3,818	3.2
	$14,830		$40,538		$13,968		$2,274		$–		$71,610		$67,294
Debt securities mandatorily measured and designated at FVTPL
Securities issued or guaranteed by:
Canadian federal government	$3,142		$10,977		$1,748		$1,932		$–		$17,799		$11,302
Other Canadian governments	1,697		1,668		969		5,575		–		9,909		7,628
U.S. Treasury and agencies	453		4,659		1,236		402		–		6,750		6,045
Other foreign governments	1,228		820		56		24		–		2,128		4,347
Mortgage-backed securities (4)	277		3,504		199		–		–		3,980		2,898
Asset-backed securities	117		62		3		121		–		303		309
Corporate debt	905		2,245		899		336		–		4,385		4,455
	$7,819		$23,935		$5,110		$8,390		$–		$45,254		$36,984
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	$–	–%	$–	–%	$–	–%	$–	–%	$61,460	n/m	$61,460	n/m	$46,311	n/m

Total securities (5)	$44,368		$98,580		$37,932		$12,005		$61,460		$254,345		$211,348

(1)	Represents the weighted-average yield, which is determined by applying the weighted average of the yields of individual fixed income securities.
(2)
Includes securities backed by mortgages insured by the Canada Mortgage and Housing Corporation (CMHC), with amortized cost of $
2,832
million (2023: $
220
million) and fair value of $
2,827
million (2023: $
220
million); securities issued by Federal National Mortgage Association (Fannie Mae), with amortized cost of $
284
million (2023: $
356
million) and fair value of $
275
million (2023: $
334
million); securities issued by Federal Home Loan Mortgage Corporation (Freddie Mac), with amortized cost of $
103
million (2023: $
134
 million) and fair value of $
99
million (2023: $
124
million); and securities issued by Government National Mortgage Association, a U.S. government corporation (Ginnie Mae), with amortized cost of $
274
million (2023: $
311
million) and fair value of $
269
million (2023: $
300
million).

(3)
Includes securities backed by mortgages insured by the CMHC, with amortized cost of $2,585 million (2023: $
2,342
million) and fair value of $2,582 million (2023: $
2,309
million); securities issued by Fannie Mae, with amortized cost of $
471
million (2023: $
621
million) and fair value of $
448
million (2023: $
571
million); securities issued by Freddie Mac, with amortized cost of $1,536 million (2023: $
1,667
million) and fair value of $1,450 million (2023: $
1,501
million); and securities issued by Ginnie Mae, with amortized cost of $
123
million (2023: $
51
million) and fair value of $
118
million (2023: $
45
million).

(4)	Includes securities backed by mortgages insured by the CMHC of $3,977 million (2023: $ 2,898 million).
(5)
Includes securities denominated in U.S. dollars with carrying value of $126.7 billion (2023: $
110.9
billion) and securities denominated in other foreign currencies with carrying value of $
12,369
million (2023: $
10,106
million).

n/m	Not meaningful.

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at October 31				2024				2023
	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$11,715	$1	$(31)	$11,685	$10,890	$16	$(9)	$10,897
Other Canadian governments	16,506	9	(101)	16,414	13,526	33	(74)	13,485
U.S. Treasury and agencies	29,362	10	(220)	29,152	22,383	4	(223)	22,164
Other foreign governments	5,542	22	(4)	5,560	5,632	21	(14)	5,639
Mortgage-backed securities	3,493	–	(23)	3,470	1,021	–	(43)	978
Asset-backed securities	656	1	–	657	944	–	(6)	938
Corporate debt	9,085	7	(9)	9,083	6,691	1	(34)	6,658
	76,359	50	(388)	76,021	61,087	75	(403)	60,759
Corporate equity (2)	653	51	(32)	672	556	48	(32)	572
	$77,012	$101	$(420)	$76,693	$61,643	$123	$(435)	$61,331

(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $19 million (2023: $22 million).
(2)	Includes restricted stock.

Summary of Profit or Loss Recognized on FVOCI Securities
The table below presents profit or loss recognized on FVOCI debt securities:

$ millions, for the year ended October 31	2024	2023
Realized gains	$64	$114
Realized losses	(26)	(24)
(Provision for) reversal of credit losses on debt securities	3	2
	$41	$92

Summary of Allowance for Credit Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the year ended October 31		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2024	Debt securities measured at FVOCI and amortized cost
	Balance at beginning of year	$8	$20	$14	$42
	Reversal of credit losses (2)	–	(3)	(2)	(5)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of year	$7	$17	$12	$36
	Comprises:
	Debt securities measured at FVOCI	$2	$17	$–	$19
	Debt securities measured at amortized cost	5	–	12	17
2023	Debt securities measured at FVOCI and amortized cost
	Balance at beginning of year	$7	$20	$12	$39
	Provision for credit losses (2)	2	–	1	3
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	1	–
	Balance at end of year	$8	$20	$14	$42
	Comprises:
	Debt securities measured at FVOCI	$2	$20	$–	$22
	Debt securities measured at amortized cost	6	–	14	20

(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income .